Harbor Ares Systematic High-Yield ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Harbor Ares Systematic High-Yield ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	8.30%	8.52%	13.68%	(7.89%)